Employee benefit plans - Weighted average assumptions for periodic benefit cost (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit plans
Discount rate (as a percent)	4.86%	2.02%	2.02%
Rate of compensation increase (as a percent)	3.22%	3.17%	3.17%
Rate of pension increase (as a percent)	2.00%	1.75%	1.46%